Income Tax Expenses	12 Months Ended
Dec. 31, 2013
Income Tax Expenses
Income Tax Expenses

17.                     Income Tax Expenses

New Borun incorporated in Cayman Islands and Golden Direction incorporated in the British Virgin Islands are at statutory tax rate of nil, China High was incorporated in Hong Kong Special Administrative Region is at statutory tax rate of 16.5%. Shandong Borun and Daqing Borun are PRC operating companies and are subject to PRC Enterprise Income Tax (“EIT”).  Pursuant to the PRC Enterprise Income Tax Law, Enterprise Income Tax is generally imposed at a statutory rate of 25%.

Pursuant to PRC EIT, the PRC subsidiaries of China New Borun is obligated to withhold income tax on dividends paid-out to the U.S. entity, a foreign entity, and non-resident, for earnings retained after January 1, 2008. The applicable tax rate is 5% on the dividends paid-out. As the PRC subsidiaries are wholly or majority owned by the U.S. holding entity, the Company anticipates no cash dividends in the foreseeable futures, and all earnings will be used to re-invest in the PRC subsidiaries. Accordingly, no withholding income tax was accrued.

The income tax expenses consisted of taxes on income from operations plus changes in deferred taxes for the reporting periods presented:

	Year Ended December 31,
	2011	2012	2013	2013
	(RMB)	(RMB)	(RMB)	($)
Current	105,194,680	62,717,151	27,150,033	4,453,088
Deferred	—	—	—	—
Income tax expenses	105,194,680	62,717,151	27,150,033	4,453,088

The principal components of the deferred income tax assets consisted of the following:

	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Non-current deferred tax assets:
Change in fair value of available-for-sale securities	—	248,712	40,793

Valuation allowances	—	—	—
Net non-current deferred income tax assets	—	248,712	40,793

The Company did not have any significant temporary differences relating to deferred tax assets or liabilities as of December 31, 2012 and 2013.  The Company also did not have net accumulated operating loss and credit carry forwards as of December 31, 2012 and 2013. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before income tax expenses is for the reporting periods presented as follows:

	Year Ended December 31,
	2011	2012	2013
Statutory rate	25.00%	25.00%	25.00%
Expenses not deductible	0.15%	—	0.45%
Effective tax rate	25.15%	25.00%	25.45%